Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 78,068,155	₩ 59,350,470
Level 2 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 34,094,294	₩ 30,644,440
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF	DCF
Carrying value		₩ 33,898,899	₩ 30,501,301
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Discount rate
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	NAV	NAV
Carrying value		₩ 195,395	₩ 143,139
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Price of underlying assets
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 2,328,737	₩ 1,610,475
Level 2 | Derivative assets | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model, DCF	Option model, DCF
Carrying value		₩ 2,088,307	₩ 1,548,769
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Derivative assets | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model, DCF	Option model, DCF
Carrying value		₩ 240,430	₩ 61,706
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 2 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, NAV	DCF
Carrying value		₩ 41,645,124	₩ 27,095,555
Significant unobservable inputs and range		Discount rate, growth rate and price of underlying assets such as stock, bonds, etc.	Discount rate, foreign exchange rate, volatility, stock price, commodity index, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 12,887,203	₩ 7,793,933
Level 3 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 11,762,259	₩ 7,122,565
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, Option model	DCF, Option model
Carrying value		₩ 11,250,428	₩ 6,628,747
Significant unobservable inputs and range		The volatility of the underlying asset(0.00%~46.36%) Discount rate(1.14%~30.70%)	The volatility of the underlying asset(16.39%~42.56%) Correlations(1.26%~39.45%)
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, NAV	DCF, NAV
Carrying value		₩ 511,831	₩ 493,818
Significant unobservable inputs and range		The volatility of the underlying asset(1.00%~43.00%) Correlations(5.00%~88.00%) Discount rate(5.06%~15.42%)	The volatility of the underlying asset(5.80%~41.00%) Correlations(0.00%~74.00%)
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 464,826	₩ 120,863
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 145,011	₩ 43,183
Significant unobservable inputs and range		The volatility of the underlying asset(1.51%~56.00%) Correlations(-42.00%~82.00%)	The volatility of the underlying asset(2.20%~38.00%) Correlations(12.00%~82.00%)
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 30,983	₩ 44,848
Significant unobservable inputs and range		The volatility of the underlying asset(0.50%~0.67%) Regression coefficient(1.30%~1.57%) Correlations(59.53%)	The volatility of the underlying asset(0.00%~1.00%) Regression coefficient(0.42%~1.65%) Correlations(44.93%~91.00%)
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 288,832	₩ 32,832
Significant unobservable inputs and range		The volatility of the underlying asset(0.00%~39.00%) Correlations(0.00%~93.00%)	The volatility of the underlying asset(1.00%~33.00%) Correlations(33.00%~67.00%)
Level 3 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 660,118	₩ 550,505
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF	DCF
Carrying value		₩ 35,266	₩ 49,846
Significant unobservable inputs and range		Discount rate(7.78%~19.32%)	Discount rate(8.43%~17.40%)
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	NAV	NAV
Carrying value		₩ 624,852	₩ 500,659
Significant unobservable inputs and range		Growth rate(0.00%~2.00%)	Growth rate(0.00%~3.00%)

[1]	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.